Vaughan Nelson Emerging Markets Opportunities Fund

Vaughan Nelson International Small Cap Fund

Each a series of Investment Managers Series Trust

Supplement dated December 6, 2019 to the

Prospectus and Statement of Additional Information dated December 2, 2019.

Effective immediately, the website for obtaining the Funds’ updated performance information, the Prospectus, Statement of Additional Information and Annual and Semi-Annual Reports, is www.im.natixis.com/us/vaughan-nelson-funds. All references to the contrary are hereby deleted in their entirety.

Please file this Supplement with your records.